Segment Geographical Information and Major Customers	12 Months Ended
Dec. 31, 2025
Segment Geographical Information and Major Customers [Abstract]
SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

NOTE 15 - SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

A.	General information

Since inception date, the operation of the Company is conducted through one operating segment, the optimization technology for video and photo compression, which represents a single reporting unit. This activity also represents the reportable segment of the Group.

The Company manages its business activities on a consolidated basis and operates in one reportable segment, video technology and image science software solutions. The accounting policies of this segment are the same as those described in Note 2 above.

The Company’s executive management is the CODM, which uses the net loss, as reported in the Consolidated Statements of Operations and Comprehensive Loss, in evaluating the performance of the Company and determining how to allocate resources of the Company as a whole, including investing in product development.

Significant expenses within operating loss as well as within net loss, include cost of revenue, research and development expenses, sales and marketing expenses and general and administrative expenses, which are each separately presented on the Company’s Consolidated Statements of Operations and Comprehensive Loss. Other segment items within net loss include financing income (expense), net and taxes on income.

B.	Revenue by geographic region is as follows:

	Year ended December 31
	2025	2024	2023

United States	$2,451	$2,132	$2,089
Israel	32	41	66
Rest of the world	611	891	754
	$3,094	$3,064	$2,909

Revenue was attributed to countries based on customer location.

C.	Long-lived assets, net, by geographic areas:

	As of December 31,
	2025	2024

Israel	$43	$40
Other	5	3
	$48	$43

Such balance is comprised of property and equipment that are attributed to the geographic area in which they are located or originated, as applicable.

D.	Major customers

During the years ended December 31, 2025, 2024 and 2023, the Company had two customers which accounted for 38%, 36% and 35% of the Company’s total revenue, respectively. In addition, the Company had three customers, which accounted for in aggregate 81% and 62% of the Company’s total trade receivables as of December 31, 2025 and 2024, respectively.

E.	Major product lines and services and timing of revenue recognition

In the following table, revenue is disaggregated by primary major product lines and services, and timing of revenue recognition for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023
Software license:
Perpetual based software license - transferred at a point of time	$639	$802	$886
Term-based software license - transferred at a point of time	2,115	1,995	1,844
Total software license (*)	$2,754	$2,797	$2,730
PCS services transferred over a period of time	148	128	120
Web advertising at a point of time upon clicks	192	139	59
	$3,094	$3,064	$2,909

(*)	Revenue recognized from sales-based software license was $23, $46 and $53 during the years ended December 31, 2025, 2024 and 2023, respectively (see also Note 2N above).